Supplementary Financial Information (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Interest	$ 492	$ 416	$ 632	$ 519	$ 441
Less capitalized interest	(45)	(30)	(44)	(29)	(18)
Total interest payments (net of amounts capitalized)	447	386	588	490	423
Federal		45	45	109	99
State	31	29	29	28	24
Total payments in lieu of income taxes	31	74	74	137	123
ROU assets obtained in exchange for operating lease obligations (noncash)	135	37
Debt extinguished through legal defeasance (Note 5)	9
Construction expenditures financed through accounts payable	$ 666	$ 473	422	$ 319	$ 305
Noncash land swap			$ 10